Stockholders' Equity (Deficit) - Schedule of Common Stock Purchase Warrants Outstanding (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Equity [Abstract]
Warrants outstanding, beginning balance	4,985,394
Warrants earned	32,405,058	4,985,394
Warrants forfeited
Warrants outstanding, ending balance	37,390,452	4,985,394
Common stock issuable upon exercise of warrants outstanding	37,390,452	4,985,394
Weighted average exercise price warrants outstanding, beginning balance	$ 0.50	$ 0.50
Weighted average exercise price warrants earned	0.50
Weighted average exercise price warrants forfeited		0.50
Weighted average exercise price warrants outstanding, ending balance	0.50	0.50
Common stock issuable upon exercise of warrants, outstanding weighted average exercise price	$ 0.50	$ 0.50
Warrants outstanding, intrinsic value beginning balance
Intrinsic value warrants earned
Intrinsic value warrants forfeited
Warrants outstanding, intrinsic value ending balance
Common stock issuable upon exercise of warrants outstanding intrinsic value